Income Tax (Restated) (Details 2)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012
Statutory U.S. Federal income tax rate and the effective rate
US statutory rates	34.00%	34.00%	34.00%	34.00%	34.00%	34.00%
Tax rate difference	(4.00%)	(4.00%)	(4.00%)	(4.00%)	(4.00%)	(4.00%)
Research and development	(14.00%)	47.00%	(13.00%)	36.00%	24.00%	40.00%
USA losses	(120.00%)		(63.00%)
Tax expenses at actual rate	(104.00%)	77.00%	(46.00%)	66.00%	54.00%	70.00%